Interest Rate Benchmark Reform - Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Nov. 01, 2021	Oct. 31, 2021
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		$ 7,597,195		$ 6,067,092
Single currency interest rate swaps
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1]	1,823,631	$ 1,176,174
Single currency interest rate swaps | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1]	797,296	600,359
Single currency interest rate swaps | Other Rates [Member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1],[2]	962	918
Single currency interest rate swaps | CDOR [Member] | Maturity after June28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1]	1,025,373	574,897
Cross currency interest rate swaps
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1]	420,208	352,015
Cross currency interest rate swaps | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1]	297,490	280,968
Cross currency interest rate swaps | Other Rates [Member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1],[2]	0	0
Cross currency interest rate swaps | CDOR [Member] | Maturity after June28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[1]	122,718	71,047
Other
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[3]	18,520	39,433
Other | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[3]	14,946	38,078
Other | Other Rates [Member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[2],[3]	0	0
Other | CDOR [Member] | Maturity after June28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[3]	3,574	1,355
Undrawn commitments
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		13,834	35,420
Undrawn commitments | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		9,047	32,454
Undrawn commitments | Other Rates [Member] | Maturing after June 30, 2023 [member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[2]	0	91
Undrawn commitments | CDOR [Member] | Maturity after June28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		$ 4,787	$ 2,875

[1]	For single currency and/or cross currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.
[2]	Includes exposures to SGD SOR maturing after June 30, 2023.
[3]	Other derivatives include futures, forward rate agreements, total return swaps and options.